DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
DEFERRED CHARGES	11. DEFERRED CHARGES
(in thousands of $)	2011	2010
Debt arrangement fees	864	864
Accumulated amortization	(588)	(549)
	276	315